CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents
- Cash on hand	$ 1	¥ 1		¥ 2
- Cash at bank	421	3,081		4,751
Short-term deposits
Total Cash and cash equivalent	$ 422	¥ 3,082	$ 671	¥ 4,753	¥ 31,695	¥ 58,359